Summary of significant accounting policies (Details 3)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cost of revenues CNY	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2013 General and administrative expenses CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2013 Copyrights and domain names Minimum	Dec. 31, 2013 Copyrights and domain names Maximum	Dec. 31, 2013 Game engine	Dec. 31, 2013 Non-compete agreements Minimum	Dec. 31, 2013 Non-compete agreements Maximum	Dec. 31, 2013 Completed game Minimum	Dec. 31, 2013 Completed game Maximum	Dec. 31, 2013 Customer relationships Minimum	Dec. 31, 2013 Customer relationships Maximum
Acquired Finite-Lived Intangible Assets
Estimated useful life											5 years	20 years	5 years	3 years	7 years 4 months 24 days	1 year 7 months 6 days	6 years	3 years	5 years
Impairment of long-lived assets and intangible assets
Impairment charges of intangible assets					0	11,201,856	0	4,972,726	1,649,923	0
Impairment charges of long-lived assets					18,925,296	8,117,828	0
Goodwill
Goodwill impairment charges	$ 12,767,418	77,290,117	40,769,946	0